Submissions	1 Months Ended
	Dec. 31, 2025 Confirmations Trades Allocations	Nov. 30, 2025 Trades Confirmations Allocations	Oct. 31, 2025 Allocations Trades Confirmations	Sep. 30, 2025 Trades Confirmations Allocations	Aug. 31, 2025 Allocations Trades Confirmations	Jul. 31, 2025 Allocations Confirmations Trades	Jun. 30, 2025 Trades Confirmations Allocations	May 31, 2025 Confirmations Trades Allocations	Apr. 30, 2025 Trades Allocations Confirmations	Mar. 31, 2025 Confirmations Allocations Trades	Feb. 28, 2025 Confirmations Trades Allocations	Jan. 31, 2025 Confirmations Trades Allocations
CM | Institution | Equity
Submissions
Trades Submitted | Trades	12,957,263	11,437,072	13,337,519	12,765,531	12,688,482	13,462,673	12,802,975	13,088,553	14,420,601	14,343,055	12,437,012	12,546,650
Allocations Submitted | Allocations	17,011,764	15,412,389	18,094,590	16,998,897	16,758,939	17,512,251	16,680,921	17,254,044	19,907,359	19,417,287	16,525,883	16,474,245
CM | Institution | Debt
Submissions
Trades Submitted | Trades	906,014	819,971	997,804	1,011,085	848,603	930,275	873,023	963,573	1,124,456	1,006,556	848,858	915,215
Allocations Submitted | Allocations	1,568,793	1,566,935	1,869,235	1,936,934	1,573,961	1,731,533	1,623,199	1,833,166	2,000,532	1,893,294	1,592,870	1,663,707
CM | Broker-Dealer | Equity
Submissions
Trades Submitted | Trades	13,660,296	12,045,441	14,027,596	13,419,927	13,256,999	14,104,188	13,454,757	13,722,493	15,182,770	14,988,781	13,000,150	13,115,664
Confirmations Submitted | Confirmations	16,881,366	15,276,763	17,818,907	16,757,571	16,562,052	17,328,537	16,525,087	17,108,502	19,753,367	19,243,248	16,379,393	16,365,601
CM | Broker-Dealer | Debt
Submissions
Trades Submitted | Trades	1,021,220	936,709	1,138,529	1,194,816	977,188	1,061,334	1,003,139	1,103,643	1,276,468	1,170,658	1,003,158	1,046,260
Confirmations Submitted | Confirmations	1,521,545	1,512,789	1,813,253	1,865,927	1,526,565	1,681,627	1,573,441	1,774,757	1,946,974	1,817,116	1,536,026	1,602,377
ETC | Broker-Dealer | Equity
Submissions
Confirmations Submitted | Confirmations	39,180,894	35,332,776	41,706,005	37,913,447	36,090,966	37,677,272	35,353,619	36,297,077	39,212,927	39,271,465	34,655,275	34,599,407
ETC | Broker-Dealer | Debt
Submissions
Confirmations Submitted | Confirmations	1,650,498	1,624,490	1,924,017	1,972,489	1,632,767	1,825,574	1,712,603	1,946,285	2,116,275	1,990,158	1,659,391	1,712,985